Pension Expected Benefit Payments (Details) $ in Millions	Dec. 31, 2016 USD ($)
Domestic Pension Benefits [Member]
Defined Benefit Plan, Expected Future Benefit Payments [Abstract]
2017	$ 85.9
2018	81.6
2019	81.3
2020	81.2
2021	82.1
2022-2026	393.7
Non-U.S. Pension Benefits [Member]
Defined Benefit Plan, Expected Future Benefit Payments [Abstract]
2017	28.6
2018	37.5
2019	30.8
2020	32.9
2021	33.3
2022-2026	192.7
Postretirement Benefits [Member]
Defined Benefit Plan, Expected Future Benefit Payments [Abstract]
2017	3.0
2018	3.0
2019	2.9
2020	2.9
2021	2.8
2022-2026	$ 12.7